Accrued Expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued construction costs		$ 2,574,304
Accrued professional service fees	$ 2,284,000	693,206	$ 35,792
Accrued interest on convertible debt with a related party	0	618,082
Accrued payroll	2,237,000	562,641	1,644
Accrued utilities	476,000	383,852
Other accrued liabilities	935,000	351,795	11,799
Accrued expenses	$ 8,204,000	$ 5,183,880	$ 49,235